Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Retirement Plan	7. Retirement Plan The Company has an IRC Section 401(k) retirement plan, covering all employees. The Company does not offer a contribution percentage match.

(7)	Retirement Plan
The Company has a Section 401(k) retirement plan (the Plan) covering all employees. The Company does not offer a contribution percentage match.